Loans and borrowings - Movement of net financial debt (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net financial debt explanatory [Line Items]
Cash flow	$ 764,014	$ (1,634,141)	$ (464,582)
Exchange difference Recognized in profit or loss	40,639	372,223	5,514
Financial cost registered to projects	(3,334,469)	(3,512,161)	(3,660,601)
Financial income (expense) recognized in profit or loss	(1,670,494)	(2,010,375)	(2,495,731)
Cash and equivalents [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	6,311,744	7,945,885
Cash flow	505,466	(2,040,386)
Exchange difference Recognized in profit or loss	258,548	406,245
Exchange difference Recognized in other comprehensive income	0	0
Financial cost registered to projects	0	0
Financial income (expense) recognized in profit or loss	0	0
Foreign currency translation	0	0
Other movements not generating cash flow	0	0
Ending Balance	7,075,758	6,311,744	7,945,885
Other financial assets [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	8,147,815	6,533,725
Cash flow	(3,117,549)	843,612
Exchange difference Recognized in profit or loss	182,396	920,609
Exchange difference Recognized in other comprehensive income	0	0
Financial cost registered to projects	0	0
Financial income (expense) recognized in profit or loss	(18,551)	92,906
Foreign currency translation	(204,441)	(245,958)
Other movements not generating cash flow	(10,378)	2,921
Ending Balance	4,979,292	8,147,815	6,533,725
Loans and borrowings [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	(38,062,645)	(43,547,835)
Cash flow	3,303,303	11,363,077
Exchange difference Recognized in profit or loss	(151,518)	(816,840)
Exchange difference Recognized in other comprehensive income	(53,911)	(2,165,569)
Financial cost registered to projects	(261,592)	(217,891)
Financial income (expense) recognized in profit or loss	(1,894,490)	(2,399,414)
Foreign currency translation	(14,627)	(203,446)
Other movements not generating cash flow	(1,103,659)	(74,727)
Ending Balance	(38,239,139)	(38,062,645)	(43,547,835)
Net financial debt [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	(23,603,086)	(29,068,225)
Cash flow	691,220	10,166,303
Exchange difference Recognized in profit or loss	289,426	510,014
Exchange difference Recognized in other comprehensive income	(53,911)	(2,165,569)
Financial cost registered to projects	(261,592)	(217,891)
Financial income (expense) recognized in profit or loss	(1,913,041)	(2,306,508)
Foreign currency translation	(219,068)	(449,404)
Other movements not generating cash flow	(1,114,037)	(71,806)
Ending Balance	$ (26,184,089)	$ (23,603,086)	$ (29,068,225)